Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
24.	SUBSEQUENT EVENTS
Pursuant to the New Share Repurchase Program authorized on April 22, 2022, the Company had repurchased 350,812 ADSs from the open market with cash in the aggregate amount of approximately US$410,482 during the period from January 1, 2023 to April 17, 2023
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On April 21, 2023, the Company announced that its board of directors has authorized a new share repurchase program under which the Company may repurchase up to US$50 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from April 25, 2023.